Unaudited Condensed Consolidated Statements of Changes in Shareholders’ (Deficits) Equity - USD ($)		Ordinary Shares Class A	Ordinary Shares Class B	Additional Paid-in Capital	Statutory Reserve	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Dec. 31, 2022		$ 2,487	$ 1,287	$ 2,365,761	$ 22,658	$ 7,540	$ (4,143)	$ 2,395,590
Balance (in Shares) at Dec. 31, 2022	[1]	24,871,433	12,860,877
Accretion of convertible redeemable preferred shares						(120,000)		(120,000)
Net income						5,648,757		5,648,757
Foreign currency translation adjustments							63,225	63,225
Balance at Jun. 30, 2023		$ 2,487	$ 1,287	2,365,761	22,658	5,536,297	59,082	7,987,572
Balance (in Shares) at Jun. 30, 2023	[1]	24,871,433	12,860,877
Balance at Dec. 31, 2023		$ 2,487	$ 1,725	1,755,595	158,027	9,462,217	35,528	11,415,579
Balance (in Shares) at Dec. 31, 2023	[1]	24,871,433	17,247,383
Repurchase and cancellation of Class B ordinary shares (Note 9)			$ (48)	(865,452)				(865,500)
Repurchase and cancellation of Class B ordinary shares (Note 9) (in Shares)	[1]		(480,834)
Net income						(6,335,879)		(6,335,879)
Foreign currency translation adjustments							202,276	202,276
Balance at Jun. 30, 2024		$ 2,487	$ 1,677	$ 890,143	$ 158,027	$ 3,126,338	$ 237,804	$ 4,416,476
Balance (in Shares) at Jun. 30, 2024	[1]	24,871,433	16,766,549

[1]	Shares are presented on a retroactive basis to reflect the reverse recapitalization. (Note 1)